Summary of Information about Stock Options Activity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014
Number of shares
Outstanding at beginning of the year	9,051,000	[1]
Exercised	(804,300)	[1]
Forfeited or expired	(430,200)	[1]
Outstanding at end of year	7,816,500	[1]
Exercisable at end of year	7,816,500	[1]
Weighted average exercise price
Outstanding at beginning of the year	¥ 2,011	[1],[2]
Exercised	¥ 1,077	[1],[2]
Forfeited or expired	¥ 1,846	[1],[2]
Outstanding at end of year	¥ 2,117	[1],[2]
Exercisable at end of year	¥ 2,117	[1],[2]
Weighted average remaining contractual life
Outstanding at end of year	1 year 11 months 19 days
Exercisable at end of year	1 year 11 months 19 days
Aggregate intrinsic value
Outstanding at end of year	¥ 327
Exercisable at end of year	¥ 327

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.
[2]	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.